RELATED PARTY TRANSACTIONS (Details)	3 Months Ended		12 Months Ended	13 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Key Management Compensation:
Short Term Employee Benefits	$ 552,584	$ 255,617
Share-based Payments	182,040	124,578	$ 182,040	$ 182,040
Short term employee benefits	$ 734,624	$ 380,195